S000048637 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	127 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.58%	0.06%	2.44%
Bloomberg U.S. Convertible Cash Pay Bond > $250MM Index (Returns do not reflect deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	18.40%	3.80%	12.07%
iShares Convertible Bond ETF
Prospectus [Line Items]
Average Annual Return, Percent	17.87%	3.49%	11.57%
Performance Inception Date				Jun. 02, 2015
iShares Convertible Bond ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	17.01%	2.40%	10.26%
iShares Convertible Bond ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	10.57%	2.26%	8.92%